Condensed Interim Consolidated Statements of Financial Position (Unaudited) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Current
Cash and cash equivalent	€ 503,586	€ 493,129
Accounts receivable and other receivables	3,274,020	1,739,775
Inventories	4,830,099	3,444,184
Amount due from related parties	5,942,031	10,443,887
Prepaid expense	3,712,271	3,643,077
Investments	34,557	34,557
Total Current Assets	18,296,564	19,798,609
Non- Current Assets
Property and equipment, net	204,452	214,966
Intangible assets, net	1,882,964	2,102,151
Right-of-use assets	15,470	21,444
Deferred tax assets	2,272,573	2,272,573
Total Assets	22,672,023	24,409,743
Current Liabilities
Accounts payable and accrued liabilities	6,848,799	12,647,530
Accrued interest payable	34,310	355,711
Accrued interest payable - related party	26,448
Amount due to related parties	3,400,635	2,929,117
Lease liabilities - current portion	10,163	12,203
Bank loans - current portion	1,175,408	4,510,831
Debt bond - current portion	253,352	253,352
Total Current Liabilities	11,749,115	20,708,744
Non-Current Liabilities
Lease liabilities	6,068	10,059
Bank loans	3,433,687
Deferred tax liabilities	30,595	30,595
Debt bond - noncurrent portion	1,934,029	2,060,705
Total Liabilities	17,153,494	22,810,103
Shareholders’ Equity
Share Capital	3,143,855	2,754,285
Additional paid in capital	7,404,278	3,940,606
Reserve	1,411,846	1,411,846
Accumulated Deficit	(6,441,450)	(6,507,097)
Total Shareholders’ Equity	5,518,529	1,599,640
Total Liabilities and Shareholders’ Equity	€ 22,672,023	€ 24,409,743